Prospectus Supplement	January 30, 2007

Putnam AMT – Free Insured Municipal Fund Prospectus dated November 30, 2006

Putnam Arizona Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam Florida Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam Massachusetts Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam Michigan Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam Minnesota Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam New Jersey Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam New York Tax Exempt Income Fund Prospectus dated March 30, 2006

Putnam Ohio Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam Pennsylvania Tax Exempt Income Fund Prospectus dated September 30, 2006

The section "Who manages the fund?" for each fund listed above is supplemented to reflect that the members of the Tax Exempt Fixed-Income Team primarily responsible for the day-to-day management of the fund’s portfolio are now Thalia Meehan (Portfolio Leader) and Paul Drury, Brad Libby and Susan McCormack (Portfolio Members).

PUTNAM INVESTMENTS	241590	01/07